Segment Reporting - Property and equipment for the company's geographic operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Developed countries and regions
Segment Reporting
Revenues	$ 1,206,679	$ 968,225	$ 866,107
Middle East
Segment Reporting
Revenues	317,848	441,277	514,992
PRC
Segment Reporting
Revenues	233,578	347,825	473,941
Long - lived assets, net:	770,349	705,589
Southeast Asia and others
Segment Reporting
Revenues	479,683	510,543	$ 556,476
Singapore
Segment Reporting
Long - lived assets, net:	13,041	7,912
Others
Segment Reporting
Long - lived assets, net:	$ 39,905	$ 23,422